Subsequent Events (Details Narrative) - USD ($)	Apr. 13, 2018	Mar. 03, 2018	Nov. 03, 2017	Sep. 11, 2017	Jul. 07, 2017	Feb. 28, 2018	Sep. 07, 2017	Aug. 31, 2017	Aug. 31, 2016
Stock option exercise								130,000	1,277,834
Issuance of common stock					13,622	36,250,544		34,329,691	28,500,221
Proceeds from issuance of common stock					$ 40,000
Cashless exercise options								130,000	556,667
Stock Option [Member]
Cashless exercise options						276,667
2013 Bridge Loan Agreement [Member] | Investor [Member]
Maturity date			Dec. 31, 2019
2015 Bridge Loan Agreement [Member] | Investor [Member]
Interest rate increase			10.50%
Maturity date			Dec. 31, 2019
Subsequent Event [Member] | Stock Option [Member]
Stock option exercise	15,000
Issuance of common stock	5,112
Cashless exercise options						276,667
Subsequent Event [Member] | Two other employees [Member]
Stock option exercise							72,500
Issuance of common stock							33,151
Subsequent Event [Member] | John Conklin [Member]
Stock option exercise							100,000
Issuance of common stock							46,097
Subsequent Event [Member] | September 2017 Private Placement [Member]
Self directed shares issued				821,600
Self directed shares issued, per share				$ 3.11
Self directed shares issued, amount				$ 2,555,176
Exercise price				$ 3.42
Description Subscription agreements				The unit price was based on a 15% discount to the average of the 30 day closing price (last day being Friday September 8, 2017) of the Company’s common stock as reported on the OTCQB. Each unit consisted of one share of common stock and one Series S Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $3.42 per share through September 29, 2017.
Subsequent Event [Member] | Series P [Member]
Stock option exercise	1,000	500
Issuance of common stock	500	500
Exercise price	$ 3.70	$ 3.70
Proceeds from issuance of common stock	$ 3,700	$ 1,850
Subsequent Event [Member] | Series O [Member] | September 2017 Private Placement [Member]
Stock option exercise				80,000
Warrants Purchase				80,000
Exercise price				$ 3.10
Proceeds from issuance of common stock				$ 248,000
Subsequent Event [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Interest rate increase			10.50%
Maturity date			Dec. 31, 2022
Subsequent Event [Member] | Third Amendment 2015 Bridge Loan Agreement [Member] | Series R [Member]
Warrants Purchase								468,750
Subsequent Event [Member] | Third Amendment 2015 Bridge Loan Agreement [Member] | Series P [Member]
Warrants Purchase								213,500
Subsequent Event [Member] | Third Amendment 2015 Bridge Loan Agreement [Member] | Series N [Member]
Warrants Purchase								767,000
Subsequent Event [Member] | Third Amendment 2015 Bridge Loan Agreement [Member] | Series M [Member]
Warrants Purchase								246,000
Subsequent Event [Member] | 2013 Bridge Loan Agreement [Member] | Investor [Member]
Maturity date			Dec. 31, 2019
Subsequent Event [Member] | 2015 Bridge Loan Agreement [Member] | Investor [Member]
Maturity date			Dec. 31, 2019
Subsequent Event [Member] | Series S-A [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Warrants Purchase								300,000
Subsequent Event [Member] | Series Q [Member] | Third party [Member]
Issuance of common stock							189,940
Warrants Purchase							468,750
Subsequent Event [Member] | Series Q [Member] | Investor [Member]
Issuance of common stock							189,940
Warrants Purchase							468,750